Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 28, 2021
Registrant Name	BBH Trust
Central Index Key	0001342947
Amendment Flag	false
Document Creation Date	Jun. 28, 2021
Document Effective Date	Jun. 28, 2021
Prospectus Date	Jun. 28, 2021
Entity Inv Company Type	N-1A
BBH Partner Fund - Small Cap Equity | Class I
Risk/Return:
Trading Symbol	BBHSX